Property and Equipment, Net - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Capitalized cost of property and equipment	$ 879,000				$ 879,000		$ 859,000
Capitalized cost of property and equipment not in use	499,000		$ 499,000		499,000
Depreciation expense	17,000	$ 15,000			$ 55,000		$ 60,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 29,000	$ 39,000	$ 99,000	$ 141,000		$ 177,000		$ 373,000